Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
	Feb. 16, 2024	Dec. 31, 2025		Jul. 08, 2025	Dec. 31, 2024 [1]	Mar. 17, 2023
Statement of Financial Position [Abstract]
Ordinary stock, par value	$ 0.000025	$ 0.000025	[1]		$ 0.000025	$ 0.001
Ordinary stock, shares authorized	20,000,000,000	20,000,000,000	[1]		20,000,000,000	500,000,000
Common stock, shares issued	27,796,502	29,404,342	[1]	1,607,840	27,796,502	1
Ordinary stock, shares outstanding	27,796,502	29,404,342	[1]		27,796,502
Forward stock split	After the completion of the Forward Split on the basis of 40 ordinary shares for every one share of our Company,	1-for-40

[1]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).